Accounts Receivable - Schedule of Expected Credit Loss Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expected Credit Loss Provision [Abstract]
Beginning of the period	$ 3,055	$ 3,769	$ 1,015
Provision (reversal) for the year	3,403	(493)	2,731
Foreign exchange realignment	140	(221)	23
End of the period	$ 6,598	$ 3,055	$ 3,769